Vessels - Balance Sheet Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	$ 517,225
Accumulated Depreciation - Balance at beginning of period	(95,696)
Net Book Value - Balance at beginning of period	421,529
Depreciation for the year	(21,325)	(20,467)	(22,102)
Vessel Cost - Balance at end of period	473,388	517,225
Accumulated Depreciation - Balance at end of period	(92,196)	(95,696)
Net Book Value - Balance at end of period	381,192	421,529
Vessel Cost
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	517,225	532,121
Vessels acquired and delivered	7,786
Vessels sold	(51,623)	(14,896)
Vessel Cost - Balance at end of period	473,388	517,225
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Accumulated Depreciation - Balance at beginning of period	(95,696)	(79,095)
Vessels sold	21,662	2,874
Depreciation for the year	(18,162)	(19,475)
Accumulated Depreciation - Balance at end of period	(92,196)	(95,696)
Net Book Value
Property Plant And Equipment [Line Items]
Net Book Value - Balance at beginning of period	421,529	453,026
Vessels acquired and delivered	7,786
Vessels sold	(29,961)	(12,022)
Depreciation for the year	(18,162)	(19,475)
Net Book Value - Balance at end of period	$ 381,192	$ 421,529